UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2005

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               2-14-2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          140

Form 13F Information Table Value Total:  $   222,953
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY    DISCRETION      OTHER        VOTING
                                                                                                            MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
1/100 Berkshire Htwy A              COM              084670108        531,720        600 SHRS   SOLE            N/A         SOLE
A T & T Corp                        COM              00206R102      1,518,225     61,994 SHRS   SOLE            N/A         SOLE
Aegon Nv                            COM              007924103        348,416     21,349 SHRS   SOLE            N/A         SOLE
Alcatel Alsthom ADR                 COM              013904305        124,000     10,000 CALL   SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103        221,545      2,965 SHRS   SOLE            N/A         SOLE
American Homepatient Inc            COM              026649103         52,892     16,175 SHRS   SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7        604,578      8,861 SHRS   SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7      (525,371)    (7,700) CALL   SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7        545,840      8,000 PUT    SOLE            N/A         SOLE
American Standard Cos               COM              029712106      3,169,496     79,337 SHRS   SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103      5,114,345    119,049 SHRS   SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100        618,254      8,600 PUT    SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105        231,825     12,922 SHRS   SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102         81,000     22,500 SHRS   SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105      4,438,473     81,068 SHRS   SOLE            N/A         SOLE
Avaya Inc                           COM              053499109        177,954     16,678 SHRS   SOLE            N/A         SOLE
Bellsouth Corp.                     COM              079860102        472,055     17,419 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207      6,798,618      2,316 SHRS   SOLE            N/A         SOLE
Big Apple Worldwide Inc             COM              088889100          8,250    137,500 SHRS   SOLE            N/A         SOLE
Bp Amoco Plc Adr                    COM              055622104        802,830     12,501 SHRS   SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104      3,543,337     50,033 SHRS   SOLE            N/A         SOLE
CenterPoint Energy Inc              COM              15189T107        348,123     27,091 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102      3,028,025    100,100 SHRS   SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105        266,951     18,197 SHRS   SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100        859,460     15,139 SHRS   SOLE            N/A         SOLE
Cintas Corp                         COM              172908105        765,429     18,610 SHRS   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102        348,375     20,349 SHRS   SOLE            N/A         SOLE
Citigroup                           COM              172967101        342,137      7,050 SHRS   SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100      3,917,732     97,190 SHRS   SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101      3,300,964    127,352 SHRS   SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103        650,992     17,341 SHRS   SOLE            N/A         SOLE
Conocophillips                      COM              20825C104        445,965      7,665 SHRS   SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105      5,417,584    109,513 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      3,876,998    129,449 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    (1,734,105)   (57,900) CALL   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      1,344,755     44,900 PUT    SOLE            N/A         SOLE
DuPont                              COM              263534109        391,893      9,221 SHRS   SOLE            N/A         SOLE
Durect Corp                         COM              266605104        211,302     41,677 SHRS   SOLE            N/A         SOLE
Dynegy Inc Cl A                     COM              26816Q101        146,119     30,190 SHRS   SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102        435,840     32,000 SHRS   SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102        408,600     30,000 CALL   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102      4,483,868     79,827 SHRS   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107      2,144,583     58,293 SHRS   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107      (526,097)   (14,300) CALL   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107        478,270     13,000 PUT    SOLE            N/A         SOLE
Fidelity Natl Title Gp              COM              31620R105        248,346     10,199 SHRS   SOLE            N/A         SOLE
Finisar Corp                        COM              31787A101         49,920     24,000 SHRS   SOLE            N/A         SOLE
First Data Corporation              COM              319963104      4,279,839     99,508 SHRS   SOLE            N/A         SOLE
Ford Motor Company                  COM              345370860        147,866     19,154 SHRS   SOLE            N/A         SOLE
Gannett Co                          COM              364730101        630,715     10,413 SHRS   SOLE            N/A         SOLE
Gannett Co                          COM              364730101      (302,850)    (5,000) CALL   SOLE            N/A         SOLE
General Electric Corp               COM              369604103      6,952,377    198,356 SHRS   SOLE            N/A         SOLE
General Electric Corp               COM              369604103      (641,415)   (18,300) CALL   SOLE            N/A         SOLE
General Electric Corp               COM              369604103        641,415     18,300 PUT    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105        877,302     19,975 SHRS   SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100        588,710     17,000 SHRS   SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209      5,705,159    179,860 SHRS   SOLE            N/A         SOLE
Home Depot Inc                      COM              437076102        265,226      6,552 SHRS   SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702      5,237,619    108,260 SHRS   SOLE            N/A         SOLE
Integrated Device Tech              COM              458118106        205,608     15,600 SHRS   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      4,746,274    190,155 SHRS   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100    (1,405,248)   (56,300) CALL   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100        950,976     38,100 PUT    SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109        747,150     15,000 SHRS   SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103      1,783,884     60,759 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101        936,618     11,394 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      (501,420)    (6,100) CALL   SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107        163,839     31,089 SHRS   SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622        244,397      3,610 SHRS   SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103        359,500     50,000 SHRS   SOLE            N/A         SOLE
J.P. Morgan Chase & Co.             COM              46625H100        307,165      7,739 SHRS   SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109        298,819     35,574 SHRS   SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105      5,408,680    290,321 SHRS   SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104      5,666,544     94,285 SHRS   SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104      (462,770)    (7,700) CALL   SOLE            N/A         SOLE
Kerr-Mc Gee Corporation             COM              492386107        349,819      3,850 SHRS   SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107        770,955    289,833 SHRS   SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107         38,570     14,500 CALL   SOLE            N/A         SOLE
Lyondell Chemical Co                COM              552078107        553,785     23,249 SHRS   SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104        172,625     12,500 SHRS   SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104      4,494,184     14,175 SHRS   SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101      2,515,161     74,590 SHRS   SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101      2,161,452     64,100 PUT    SOLE            N/A         SOLE
Medcom USA Inc                      COM              584062202          5,000     10,000 SHRS   SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107      4,146,271    130,345 SHRS   SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107        349,910     11,000 CALL   SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104      5,367,941    205,275 SHRS   SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104    (1,009,390)   (38,600) CALL   SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104        444,550     17,000 PUT    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109        544,050     24,084 SHRS   SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102        336,616      5,600 SHRS   SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102      (336,616)    (5,600) CALL   SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102        336,616      5,600 PUT    SOLE            N/A         SOLE
Oracle Corporation                  COM              68389X105        178,632     14,630 SHRS   SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107         49,000     10,000 SHRS   SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108      3,112,512     44,959 SHRS   SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103      4,285,065    227,929 SHRS   SOLE            N/A         SOLE
Petrosearch Energy Corp             COM              71675Y100         26,861     27,692 SHRS   SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103      1,720,267     73,768 SHRS   SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103      2,583,856    110,800 CALL   SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107      8,425,968    164,345 SHRS   SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109        360,294      6,225 SHRS   SOLE            N/A         SOLE
Questar Corporation                 COM              748356102        302,800      4,000 SHRS   SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104      2,054,247     48,899 SHRS   SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100      8,167,929    239,108 SHRS   SOLE            N/A         SOLE
Reliant Energy Inc                  COM              75952B105        108,123     10,477 SHRS   SOLE            N/A         SOLE
Safeco Corp                         COM              786429100        351,148      6,215 SHRS   SOLE            N/A         SOLE
Safeco Corp                         COM              786429100      (350,300)    (6,200) CALL   SOLE            N/A         SOLE
Safeco Corp                         COM              786429100        350,300      6,200 PUT    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104        315,842     15,800 SHRS   SOLE            N/A         SOLE
Servicemaster Company               COM              81760N109      3,886,678    325,245 SHRS   SOLE            N/A         SOLE
Silicon Laboratories Inc            COM              826919102        237,447      6,477 SHRS   SOLE            N/A         SOLE
SIRIT Inc                           COM              82967G103          6,967     22,000 SHRS   SOLE            N/A         SOLE
Sonoran Energy Inc                  COM              83568V101          9,300     15,000 SHRS   SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108        353,567     21,520 SHRS   SOLE            N/A         SOLE
Sprint Nextel Corp                  COM              852061100        360,125     15,416 SHRS   SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103      3,208,516    189,293 SHRS   SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107        605,475     19,500 SHRS   SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209        215,050      5,000 SHRS   SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103      3,575,870     71,747 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      1,934,549     60,323 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      (779,301)   (24,300) CALL   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104        946,065     29,500 PUT    SOLE            N/A         SOLE
Tidel Technolgies Inc               COM              886368109          3,240     12,000 SHRS   SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105      4,528,392    259,656 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109        375,420      5,387 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109      (696,900)   (10,000) CALL   SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106      2,812,379     97,449 SHRS   SOLE            N/A         SOLE
Tyler Technologies Inc              COM              902252105         87,800     10,000 SHRS   SOLE            N/A         SOLE
UnitedHealth Group Inc              COM              91324P102      1,119,514     18,016 SHRS   SOLE            N/A         SOLE
Van Kampen Tr Inv Grd Munis         COM              920929106        148,129     10,237 SHRS   SOLE            N/A         SOLE
Verizon Communications              COM              92343V104        466,355     15,483 SHRS   SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102      9,778,360    184,986 SHRS   SOLE            N/A         SOLE
Wal-Mart De Cv Cl V Ordf            COM              P98180105         69,680     12,561 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103      6,265,630    133,881 SHRS   SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106      5,410,605    225,724 SHRS   SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103        245,089      5,634 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101     13,839,690    220,272 SHRS   SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106      3,358,106     40,092 SHRS   SOLE            N/A         SOLE
Xto Energy Inc                      COM              98385X106      2,934,699     66,789 SHRS   SOLE            N/A         SOLE